Note R - Earnings Per Share (Details) - Securities Excluded from the Diluted Per Share Calculation	12 Months Ended
Dec. 31, 2011
Note R - Earnings Per Share (Details) - Securities Excluded from the Diluted Per Share Calculation [Line Items]
Antidilutive Securities	379,865
Employee Stock Option [Member]
Note R - Earnings Per Share (Details) - Securities Excluded from the Diluted Per Share Calculation [Line Items]
Antidilutive Securities	379,865